Option Granted by Company (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted	1,825,000	120,000	1,590,000
Exercise price	$ 9.41	$ 9.57	$ 13.02
First 2017 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted	15,000
Vesting period	vest in January 2021
Exercise price	$ 7.10
Exercisable period, start date	Jan. 01, 2021
Exercisable period, end date	Dec. 31, 2021
Weighted remaining contractual life in months	12 months
First 2020 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted	153,500
Vesting period	vest in January 2021
Exercise price	$ 9.41
Exercisable period, start date	Jan. 01, 2021
Exercisable period, end date	Dec. 31, 2021
Weighted remaining contractual life in months	12 months
Second 2020 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted	153,500
Vesting period	vest in January 2022
Exercise price	$ 9.41
Exercisable period, start date	Jan. 01, 2022
Exercisable period, end date	Dec. 31, 2022
Weighted remaining contractual life in months	24 months
Third 2020 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted	153,000
Vesting period	vest in January 2023
Exercise price	$ 9.41
Exercisable period, start date	Jan. 01, 2023
Exercisable period, end date	Dec. 31, 2023
Weighted remaining contractual life in months	36 months
Fourth 2020 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted	153,000
Vesting period	vest in January 2024
Exercise price	$ 9.41
Exercisable period, start date	Jan. 01, 2024
Exercisable period, end date	Dec. 31, 2024
Weighted remaining contractual life in months	48 months